Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	TRANSAMERICA FUNDS
Central Index Key	0000787623
Amendment Flag	false
Document Creation Date	Jul 17, 2012
Prospectus Date	Mar 1, 2012
Document Effective Date	Jul 17, 2012

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica International Bond

The following information replaces the second sentence of the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica International Bond”:

A bond is deemed to be “high-quality” if it has a rating of A- or higher from Standard & Poor’s Corporation (“S&P”) or A3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser).

* * *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica International Bond

The following information replaces the second sentence of the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica International Bond”:

A bond is deemed to be “high-quality” if it has a rating of A- or higher from Standard & Poor’s Corporation (“S&P”) or A3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser).

* * *

Retail Class | Transamerica International Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica International Bond

The following information replaces the second sentence of the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica International Bond”:

A bond is deemed to be “high-quality” if it has a rating of A- or higher from Standard & Poor’s Corporation (“S&P”) or A3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser).

* * *

Class I2 | Transamerica International Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

* * *

Transamerica International Bond

The following information replaces the second sentence of the first paragraph in the Prospectuses under the sections entitled “Principal Investment Strategies” and “More on Each Fund’s Strategies and Investments - Transamerica International Bond”:

A bond is deemed to be “high-quality” if it has a rating of A- or higher from Standard & Poor’s Corporation (“S&P”) or A3 or higher from Moody’s Investors Service, Inc. (“Moody’s”) (or is an unrated security determined to be of comparable quality by the sub-adviser).

* * *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 17, 2012